Note 7 NSFR main LMU (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NSFR main LMU [Line Items]
Average NSFR main LMU	126.00%	127.00%	131.00%
BBVA SA [Member]
NSFR main LMU [Line Items]
Average NSFR main LMU	117.00%	119.00%	120.00%
BBVA Mexico [Member]
NSFR main LMU [Line Items]
Average NSFR main LMU	132.00%	131.00%	140.00%
Garanti BBVA group [Member]
NSFR main LMU [Line Items]
Average NSFR main LMU	144.00%	149.00%	178.00%